Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital
Schedule of ownership structure

		12/31/2023
	Number	% of voting
	of common	capital and
	shares	total shares
A10 Fundo de Investimento de Ações	47,684,968	43.33%
Fitpart Fund Administration Services Limited	5,462,539	4.96%
BlackRock, Inc.	5,438,129	4.94%
Nucleo Capital Fund	2,996,787	2.72%
Others	48,477,048	44.05%
	110,059,471	100.00%

Schedule of share capital

	Number of Common
	shares (#)	Amount($)
Balance, January 1st, 2022	99,377,349	224,820

Exercise of warrants	532,860	3,218
Exercise of RSUs	4,759,833	48,504
Exercise of stock options	40,000	169
Balance, December 31, 2022	104,710,042	276,711

Exercise of RSUs	5,339,429	109,282
Exercise of stock options	10,000	42
Balance, December 31, 2023	110,059,471	386,035